Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Cantor Equity Partners, Inc.
Available-for-sale debt securities held in Trust Account, amortized cost	$ 105,286,044	$ 101,881,727
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preference shares, shares authorized (in Shares)	5,000,000	5,000,000		5,000,000
Preference shares, shares issued (in Shares)
Preference shares, shares outstanding (in Shares)
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.01
Ordinary shares, shares authorized (in Shares)	1,000
Ordinary shares, shares issued (in Shares)	1
Ordinary shares, shares outstanding (in Shares)	1
Class A Ordinary Shares | Cantor Equity Partners, Inc.
Class A ordinary shares subject to possible redemption, shares issued (in Shares)	10,000,000	10,000,000		0
Class A ordinary shares subject to possible redemption, price per share (in Dollars per share)	$ 10.68	$ 10.35		$ 0
Class A ordinary shares subject to possible redemption, shares outstanding (in Shares)	10,000,000	10,000,000		0
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000		500,000,000
Ordinary shares, shares issued (in Shares)	300,000	300,000		300,000
Ordinary shares, shares outstanding (in Shares)	300,000	300,000		300,000
Class B Ordinary Shares | Cantor Equity Partners, Inc.
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000		50,000,000
Ordinary shares, shares issued (in Shares)	2,500,000	2,500,000	[1]	2,875,000	[2]
Ordinary shares, shares outstanding (in Shares)	2,500,000	2,500,000	[1]	2,875,000	[2]

[1]	The number of shares and the amount reflect 375,000 Class B ordinary shares surrendered by the Sponsor for no consideration on August 14, 2024 (See Note 7).
[2]	The number of shares and the amount have been retroactively adjusted to reflect the recapitalization of the Company in the form of the cancellation of 3,593,750 Class B ordinary shares on February 21, 2024 (See Note 7).